Financial Liabilities - Other current loans (Details) € in Millions	12 Months Ended
Dec. 31, 2024 EUR (€)
Senior Debt Due 2024
Disclosure of offsetting of financial assets [line items]
Debt term	5 years
Principal amount	€ 240
Senior Debt with Two Term Facilities Due 2024
Disclosure of offsetting of financial assets [line items]
Principal amount	225
Revolving Credit Facility Due 2024
Disclosure of offsetting of financial assets [line items]
Principal amount	€ 15